CONSOLIDATED BALANCE SHEETS (Parentheticals) (EUR €) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statement Of Financial Position Parentheticals [Abstract]
Loans measured at fair value	€ 42	€ 76
Interest bearing deposits measured at fair value	16	282
Long-term debt measured at fair value	872	810
Common Stock Par Or Stated Value Per Share	€ 0.3	€ 0.3
Treasury stock shares outstanding	1,076	397,655
Common stock issued	3,533,149,631	2,396,785,994
Other Assets	568	382
Other liabilities	€ 4	€ 2
Preferred Stock [Member]
Statement [Line Items]
Issuance of preferred stock - Par value per share	€ 0.3	€ 0.3
Preferred stock	25,000,000	25,000,000
Greek State Preferred Stock [Member]
Statement [Line Items]
Issuance of preferred stock - Par value per share	€ 5.0	€ 5.0
Preferred stock	270,000,000	270,000,000